Accumulated other comprehensive income	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Accumulated other comprehensive income

Note 26.      Accumulated other comprehensive income

USD'000
Accumulated other comprehensive income as at December 31, 2022		5,935
Total net foreign currency translation adjustments	(743)
Total defined benefit pension adjustment	(1,151)
Total other comprehensive income / (loss), net		(1,894)
Accumulated other comprehensive income as at December 31, 2023		4,041
Total net foreign currency translation adjustments	315
Total defined benefit pension adjustment	(1,206)
Total other comprehensive income / (loss), net		(891)
Accumulated other comprehensive income as at December 31, 2024		3,150

There is no income tax expense or benefit allocated to other comprehensive income.